Note 10. Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Line of Credit

Effective April 30, 2013, the Company renewed it’s line of credit and increased the amount of funds available to 75% of eligible accounts receivable, as defined in the line of credit agreement, up to a maximum of $2,000,000. The interest rate was also reduced to Libor plus 3.5%.   The Company borrowed $500,000 during the three-month period ended September 30, 2013 to partially finance the Acquisition of PIR, and therefore owed $500,000 on the line of credit as of September 30, 2013.  As of September 30, 2013, the Company had approximately $355,000 remaining for future borrowings under the line of credit based on the calculation of eligible accounts receivable.

On November 5, 2012, the Company renewed their working capital line of credit (the “Line of Credit”), and increased the amount available from $450,000 to $500,000. The Line of Credit has an interest rate equal to the 30 day LIBOR rate plus 4.5%, and therefore was 6.6% at December 31, 2012. The Line of Credit has a twelve month term and is renewable annually. No amounts were outstanding on the Line of Credit as of December 31, 2011. During the year ended December 31, 2012, the Company borrowed $275,000 under the Line of Credit as part of the purchase of the customer list from SECCS, and repaid $125,000 during the year. Therefore, the amount owed on the Line of Credit as of December 31, 2012 was $150,000.